UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Management, LLC

Address:  152 West 57th Street

          New York, New York  10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

/s/ Alan Rivera                 New York, New York          February 13, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       5

Form 13F Information Table Value Total: $118,859,021
                                       (thousands)


Confidential information has been omitted from this public Form 13F report and has been filed separately with the Securities and Exchange Commission.


List of Other Included Managers:  None


                                                       FORM 13F INFORMATION TABLE

                                                                                                                        VOTING
                                                                                                                      AUTHORITY
NAME OF                       TITLE OF                           SHRS OR    SH / PUT     INVESTMENT  OTHER
ISSUER                        CLASS      CUSIP      VALUE        PRN  AMT   PRN / CALL   DISCRETION  MANAGERS   SOLE    SHARED  NONE
------                        -----      -----      -----        ---  ---   ----------   ----------  --------   ----    ------  ----
ARMOR HOLDINGS INC.           COM        042260109     957,684      36,400   SH          SOLE        None          36,400
BRINK'S CO. / THE             COM        109696104  42,968,044   1,900,400   SH          SOLE        None       1,900,400
CHECKPOINT SYSTEMS INC        COM        162825103  30,823,300   1,630,000   SH          SOLE        None       1,630,000
CONMED CORP                   COM        207410101  42,567,133   1,788,535   SH          SOLE        None       1,788,535
ESTERLINE TECHNOLOGIES CORP   COM        297425100   1,542,860      57,850   SH          SOLE        None          57,850





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